UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
July 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Arizona Municipal Income Fund
Eaton Vance Colorado Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Michigan Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Arizona Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.2%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,559,595
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,517,580

		$3,077,175

Electric Utilities — 5.0%
$500	Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$526,895
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,121,860
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,102,520

		$4,751,275

Escrowed/Prerefunded — 12.9%
$7,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,419,325
6,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,902,975

		$12,322,300

General Obligations — 5.4%
$1,200	Maricopa County Community College District, 3.00%, 7/1/23	$1,124,376
1,125	Puerto Rico, 0.00%, 7/1/18	750,319
1,385	Tempe, 3.75%, 7/1/24	1,385,208
1,600	Tempe, 5.375%, 7/1/21	1,880,976

		$5,140,879

Health Care-Miscellaneous — 0.9%
$480	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$431,227
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	479,035

		$910,262

Hospital — 11.4%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,963,700
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,211,275
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	695,408
450	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	409,923
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,764,420
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,379,092
1,450	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,470,329
1,500	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,488,780
630	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	557,021

		$10,939,948

Industrial Development Revenue — 0.6%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$534,222

		$534,222

Insured-Education — 1.1%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,045,270

		$1,045,270

Insured-Electric Utilities — 4.1%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$665,933
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,110,220
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	788,077
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,346,928

		$3,911,158

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 2.4%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,221,020
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,055,610

		$2,276,630

Insured-General Obligations — 7.5%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$386,020
925	Goodyear, (AGM), 4.25%, 7/1/37	883,310
1,300	Goodyear, (NPFG), 3.00%, 7/1/26	1,154,842
2,920	Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	3,416,926
1,200	Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,352,376

		$7,193,474

Insured-Hospital — 3.4%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,291,209
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic), (AMBAC), 5.25%, 11/15/37	2,000,740

		$3,291,949

Insured-Housing — 0.1%
$150	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$102,555

		$102,555

Insured-Lease Revenue/Certificates of Participation — 2.6%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,013,540
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	1,313,790
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	132,587

		$2,459,917

Insured-Special Tax Revenue — 10.7%
$915	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$912,099
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,009,550
500	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/28	501,415
4,445	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	4,173,410
750	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	748,913
3,370	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	212,580
680	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	88,108
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	162,772
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	122,461
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	2,045,000
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	320,237

		$10,296,545

Insured-Transportation — 6.7%
$2,750	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,763,200
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,642,907
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,002,477

		$6,408,584

Insured-Water and Sewer — 1.7%
$500	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$465,530
1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	1,172,886

		$1,638,416

Lease Revenue/Certificates of Participation — 1.1%
$250	Arizona Game and Fish Department, (AGF Administration Building), 5.00%, 7/1/32	$250,378
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	843,562

		$1,093,940

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 3.6%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,747,148
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	621,413
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	207,657
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	891,760

		$3,467,978

Senior Living/Life Care — 1.3%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(3)	$1,203,534

		$1,203,534

Special Tax Revenue — 9.3%
$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,082,980
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,051,260
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	262,815
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	275,905
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	303,298
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,008,860
2,500	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,778,825
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,093,390
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,055,140

		$8,912,473

Transportation — 3.3%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,180,330

		$3,180,330

Total Tax-Exempt Investments — 98.3% (identified cost $90,851,573)		$94,158,814

Other Assets, Less Liabilities — 1.7%		$1,658,006

Net Assets — 100.0%		$95,816,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 41.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 24.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	109 U.S. 30-Year Treasury Bond	Short	$(12,718,556)	$(12,977,813)	$(259,257)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,750,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(85,888)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $345,145.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,367,366

Gross unrealized appreciation	$6,380,330
Gross unrealized depreciation	(2,538,882)

Net unrealized appreciation	$3,841,448

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$94,158,814	$—	$94,158,814

Total Investments	$—	$94,158,814	$—	$94,158,814

Liability Description

Futures Contracts	$(259,257)	$—	$—	$(259,257)
Interest Rate Swaps	—	(85,888)	—	(85,888)

Total	$(259,257)	$(85,888)	$—	$(345,145)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Colorado Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.6%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,005,590
425	Colorado Educational and Cultural Facilities Authority, (Kent Denver School), 5.125%, 10/1/39	426,717
500	Mesa State College, (Auxiliary Facilities System Enterprise Revenue), 5.00%, 5/15/33	518,770
750	University of Colorado, (Enterprise Revenue), 5.125%, 6/1/29	804,270

		$2,755,347

Electric Utilities — 3.0%
$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,089,440

		$1,089,440

Escrowed/Prerefunded — 8.8%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$549,050
3,000	Dawson Ridge Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,837,800
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	767,073

		$3,153,923

General Obligations — 4.4%
$1,000	Boulder Valley School District No. RE-2, 5.00%, 12/1/34	$1,067,270
500	Eagle-Vail Metropolitan District, 5.00%, 12/1/35	504,910

		$1,572,180

Hospital — 8.9%
$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$433,705
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,156,923
485	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	463,287
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	318,182
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	321,674
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	501,720

		$3,195,491

Housing — 5.5%
$945	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$979,294
710	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	711,101
305	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	307,391

		$1,997,786

Industrial Development Revenue — 6.7%
$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$525,940
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	269,043
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	478,113
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	290,398
440	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	356,321
525	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	479,288

		$2,399,103

Insured-Education — 6.0%
$1,800	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35	$1,792,260
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	357,393

		$2,149,653

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Electric Utilities — 4.8%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$790,103
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	784,230
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	153,726

		$1,728,059

Insured-General Obligations — 3.8%
$60	Castle Pines North Metropolitan District, (AGM), 5.00%, 12/1/27	$62,669
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	747,380
500	Moffat County School District No. RE001, (AGM), 5.25%, 12/1/27	542,915

		$1,352,964

Insured-Hospital — 4.2%
$750	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41	$756,863
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (AGM), 5.25%, 3/1/40	760,522

		$1,517,385

Insured-Housing — 2.1%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (AGM), (AMT), 5.20%, 11/1/27	$750,000

		$750,000

Insured-Special Tax Revenue — 8.6%
$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$861,892
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	409,210
450	Denver Convention Center, (XLCA), 5.125%, 12/1/26	421,997
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	483,754
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	929,530

		$3,106,383

Insured-Transportation — 8.3%
$1,750	E-470 Public Highway Authority, (NPFG), 0.00%, 9/1/16	$1,274,280
500	Northwest Parkway Public Highway Authority, (AGM), Prerefunded to 6/15/11, 5.25%, 6/15/41	536,215
1,760	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,173,832

		$2,984,327

Insured-Water and Sewer — 0.4%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (AGM), 4.375%, 8/1/35	$147,624

		$147,624

Lease Revenue/Certificates of Participation — 1.5%
$365	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$390,554
135	Colorado Higher Education Capital Construction, Lease Purchase Program, Prerefunded to 11/1/18, 5.50%, 11/1/27	160,007

		$550,561

Senior Living/Life Care — 3.8%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$337,888
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	710,250
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(2)	317,229

		$1,365,367

Special Tax Revenue — 2.3%
$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$361,091
160	Denver Urban Renewal Authority, 8.00%, 12/1/24	157,821
95	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	97,078
105	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	107,953
100	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	108,996

		$832,939

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.7%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$281,928
360	Walker Field Public Airport Authority, 4.75%, 12/1/27	335,174

		$617,102

Water and Sewer — 4.8%
$500	Colorado Springs Utilities, 5.25%, 11/15/36	$536,790
500	Colorado Springs Utilities, 5.50%, 11/15/48	529,415
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	660,798

		$1,727,003

Total Tax-Exempt Investments — 97.2% (identified cost $35,189,532)		$34,992,637

Other Assets, Less Liabilities — 2.8%		$1,011,873

Net Assets — 100.0%		$36,004,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 10.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default and making only partial interest payments.

3

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	17 U.S. 10-Year Treasury Note	Short	$(1,968,222)	$(2,004,406)	$(36,184)
6/10	26 U.S. 30-Year Treasury Bond	Short	(3,026,096)	(3,095,625)	(69,529)

					$(105,713)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$425,000	4.665%	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	$(26,053)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $131,766.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,163,079

Gross unrealized appreciation	$1,390,922
Gross unrealized depreciation	(1,561,364)

Net unrealized depreciation	$(170,442)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,992,637	$—	$34,992,637

Total Investments	$—	$34,992,637	$—	$34,992,637

Liability Description

Futures Contracts	$(105,713)	$—	$—	$(105,713)
Interest Rate Swaps	—	(26,053)	—	(26,053)

Total	$(105,713)	$(26,053)	$—	$(131,766)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On June 7, 2010, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on June 18, 2010, the Fund was closed to new investors.

5

Eaton Vance Connecticut Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 13.8%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,027,610
1,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,528,650
2,000	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	2,121,840
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(2)	5,218,950
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,337,274
1,315	University of Connecticut, 5.00%, 2/15/21	1,497,561
1,350	University of Connecticut, 5.00%, 5/15/23	1,387,206
875	University of Connecticut, 5.00%, 2/15/28	953,829

		$18,072,920

Electric Utilities — 3.1%
$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,018,740
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,503,795
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	496,290

		$4,018,825

Escrowed/Prerefunded — 4.7%
$1,050	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,122,450
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,223,258
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,599,255
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	215,625

		$6,160,588

General Obligations — 8.7%
$1,475	Connecticut, 4.875%, 11/1/20	$1,669,612
1,000	Connecticut, 5.00%, 2/15/29	1,088,530
350	East Lyme, 4.00%, 7/15/22	370,888
525	East Lyme, 4.00%, 7/15/23	551,213
250	East Lyme, 4.25%, 7/15/24	266,388
250	East Lyme, 4.25%, 7/15/25	264,315
1,000	Fairfield, 5.00%, 1/1/23	1,186,810
1,475	North Haven, 5.00%, 7/15/23	1,730,381
1,490	North Haven, 5.00%, 7/15/25	1,751,763
400	Redding, 5.50%, 10/15/18	485,532
650	Redding, 5.625%, 10/15/19	801,528
535	Wilton, 5.25%, 7/15/18(3)	638,774
535	Wilton, 5.25%, 7/15/19	642,310

		$11,448,044

Hospital — 2.0%
$2,500	Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,578,425

		$2,578,425

Housing — 1.5%
$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$2,028,640

		$2,028,640

Industrial Development Revenue — 7.5%
$2,325	Connecticut Development Authority, Airport Facility, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$2,242,370
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20(4)	4,499,640
620	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	502,088

1

Principal
Amount
(000’s omitted)	Security	Value
$1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	$1,350,013
1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,205,068

		$9,799,179

Insured-Education — 14.5%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,249,754
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,352,908
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	2,004,922
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,734,725
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,235,656
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,294,475
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,080,860

		$18,953,300

Insured-Electric Utilities — 3.8%
$1,755	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,802,034
2,840	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,187,730

		$4,989,764

Insured-Escrowed/Prerefunded — 5.6%
$1,500	Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,650,765
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (AGM), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,048,950
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	562,184
2,500	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/10, 5.25%, 7/1/29	2,546,175
1,500	Suffield, (NPFG), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,573,500

		$7,381,574

Insured-General Obligations — 4.7%
$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,378,021
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,187,650
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,064,920
500	New Britain, (NPFG), 6.00%, 3/1/12	533,625

		$6,164,216

Insured-Hospital — 2.3%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$1,989,720
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,024,400

		$3,014,120

Insured-Housing — 0.5%
$610	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$608,164

		$608,164

Insured-Lease Revenue/Certificates of Participation — 2.2%
$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,890,782

		$2,890,782

Insured-Pooled Loans — 0.7%
$925	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$929,875

		$929,875

Insured-Special Tax Revenue — 0.8%
$1,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$1,065,700

		$1,065,700

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 8.7%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,484,655
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	507,390
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	4,110,346
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,314,303

		$11,416,694

Insured-Water and Sewer — 5.1%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$846,820
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	898,220
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,872,808
1,000	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,059,030

		$6,676,878

Lease Revenue/Certificates of Participation — 1.8%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,321,135

		$2,321,135

Other Revenue — 0.8%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$327,555
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	317,610
400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	366,848

		$1,012,013

Senior Living/Life Care — 0.6%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$841,100

		$841,100

Solid Waste — 2.1%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,749,807

		$2,749,807

Special Tax Revenue — 6.7%
$3,180	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$3,378,973
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,256,100
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	137,952
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	154,220
2,410	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,431,353
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	397,835

		$8,756,433

Water and Sewer — 2.1%
$1,000	Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,127,220
1,500	Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,681,845

		$2,809,065

Total Tax-Exempt Investments — 104.3% (identified cost $132,190,217)		$136,687,241

Other Assets, Less Liabilities — (4.3)%		$(5,672,440)

Net Assets — 100.0%		$131,014,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 17.6% of the Fund’s net assets at April 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 26.6% of total investments.

(1)		When-issued security.

(2)		Security represents the underlying municipal obligation of an inverse floater.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	22 U.S. 10-Year Treasury Note	Short	$(2,547,110)	$(2,593,937)	$(46,827)
6/10	39 U.S. 30-Year Treasury Bond	Short	(4,537,864)	(4,643,438)	(105,574)

					$(152,401)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Merrill Lynch Capital Services, Inc.	$2,000,000	4.665%	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	$(122,601)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $275,002.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,067,687

Gross unrealized appreciation	$6,388,865
Gross unrealized depreciation	(1,719,311)

Net unrealized appreciation	$4,669,554

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$136,687,241	$—	$136,687,241

Total Investments	$—	$136,687,241	$—	$136,687,241

Liability Description

Futures Contracts	$(152,401)	$—	$—	$(152,401)
Interest Rate Swaps	—	(122,601)	—	(122,601)

Total	$(152,401)	$(122,601)	$—	$(275,002)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Michigan Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.0%
$475	Grand Valley State University, 5.625%, 12/1/29	$501,823
475	Grand Valley State University, 5.75%, 12/1/34	497,472

		$999,295

Electric Utilities — 0.7%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$372,218

		$372,218

Escrowed/Prerefunded — 6.8%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$614,657
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,375,800
250	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	271,177
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,162,250

		$3,423,884

General Obligations — 2.7%
$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$609,720
230	Michigan, 5.50%, 11/1/25	248,285
500	Wayne Charter County, 6.75%, 11/1/39	528,870

		$1,386,875

Hospital — 20.4%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$500,555
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	371,804
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	769,488
1,500	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,499,955
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,378,710
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,037,131
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	476,260
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	532,380
1,400	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,242,304
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,211,496
800	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	781,248
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	516,839

		$10,318,170

Insured-Education — 4.1%
$495	Ferris State University, (AGC), 5.125%, 10/1/33	$516,820
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,542,660

		$2,059,480

Insured-Electric Utilities — 3.9%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$315,363
1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,000,040
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	641,750

		$1,957,153

Insured-Escrowed/Prerefunded — 4.4%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,233,300

		$2,233,300

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 23.1%
$1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	$736,042
1,000	Detroit City School District, (AGM), 6.00%, 5/1/29	1,103,530
1,200	Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	975,240
1,000	HealthSource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,026,680
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,461,119
2,000	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,621,080
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,891,690
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,528,646
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,278,112
70	Woodhaven Brownstown School District, (AGM), 4.00%, 5/1/27	67,404

		$11,689,543

Insured-Housing — 0.0%
$25	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$25,041

		$25,041

Insured-Lease Revenue/Certificates of Participation — 2.1%
$3,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,051,710

		$1,051,710

Insured-Transportation — 5.2%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,053,935
1,700	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	1,590,486

		$2,644,421

Insured-Water and Sewer — 6.4%
$2,500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,201,525
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,050,150

		$3,251,675

Lease Revenue/Certificates of Participation — 2.1%
$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,086,210

		$1,086,210

Other Revenue — 1.6%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$836,281

		$836,281

Special Tax Revenue — 9.8%
$2,900	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,153,192
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,135,460
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	148,171
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	159,360
6,630	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	368,628
875	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	882,752
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	147,145

		$4,994,708

Water and Sewer — 4.6%
$910	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$994,148
1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	1,079,030
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	266,570

		$2,339,748

Total Tax-Exempt Investments — 99.9% (identified cost $49,048,065)		$50,669,712

Other Assets, Less Liabilities — 0.1%		$28,137

Net Assets — 100.0%		$50,697,849

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 49.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 25.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	29 U.S. 10-Year Treasury Note	Short	$(3,357,555)	$(3,419,281)	$(61,726)
6/10	42 U.S. 30-Year Treasury Bond	Short	(4,885,353)	(5,000,625)	(115,272)

					$(176,998)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$900,000	4.665%	3-month USD- LIBOR-BBA	May 24, 2010 / May 24, 2040	$(55,171)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $232,169.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,494,999

Gross unrealized appreciation	$2,884,087
Gross unrealized depreciation	(1,209,374)

Net unrealized appreciation	$1,674,713

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$50,669,712	$—	$50,669,712

Total Investments	$—	$50,669,712	$—	$50,669,712

Liability Description

Futures Contracts	$(176,998)	$—	$—	$(176,998)
Interest Rate Swaps	—	(55,171)	—	(55,171)

Total	$(176,998)	$(55,171)	$—	$(232,169)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Minnesota Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.6%
$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,060,690
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,250,487
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,033,595
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,456,245
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	574,293
350	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	329,658
1,000	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,021,820
1,475	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,514,500
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,416,018
500	University of Minnesota, 5.00%, 12/1/21	567,380
1,000	University of Minnesota, 5.125%, 4/1/34	1,074,120
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,048,010

		$12,346,816

Electric Utilities — 4.3%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$505,590
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	761,843
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,031,200
185	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	183,627
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,053,810

		$4,536,070

Escrowed/Prerefunded — 5.4%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,028,312
495	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	586,149
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,036,925
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,143,800

		$5,795,186

General Obligations — 15.1%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,041,050
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	768,788
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	511,855
2,000	Duluth, 5.00%, 2/1/34	2,087,320
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,122,820
2,000	Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	2,011,840
825	Minneapolis and St. Paul Metropolitan Airports Commission, (AMT), 4.50%, 1/1/15(1)	830,032
1,155	Minnesota, 5.00%, 6/1/21	1,315,915
1,000	Minnesota, 5.00%, 8/1/22	1,148,570
1,000	Minnesota, 5.00%, 11/1/26	1,088,690
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,025,950
1,500	Washington County, 3.50%, 2/1/28	1,397,100
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	769,462

		$16,119,392

Hospital — 11.7%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,023,630
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	704,613
1,000	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,012,620
500	Northfield, 5.375%, 11/1/31	467,675
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,535,280
1,000	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38(2)	1,034,300
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	468,665

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	St. Cloud Health Care Revenue, (Centracare Health System), 5.125%, 5/1/30	$1,001,160
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,022,130
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,006,280
1,000	St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,018,000
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	700,012
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,401,240

		$12,395,605

Housing — 6.0%
$500	Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$503,515
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	952,480
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	959,890
1,000	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	969,270
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	490,025
100	Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	100,334
965	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	975,547
1,650	Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,470,794

		$6,421,855

Industrial Development Revenue — 0.9%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$937,620

		$937,620

Insured-Education — 0.5%
$500	Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$540,925

		$540,925

Insured-Electric Utilities — 10.9%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,081,210
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,178,566
315	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	323,442
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,095,080
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	620,645
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	5,235,800
1,000	Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,026,730

		$11,561,473

Insured-Escrowed/Prerefunded — 2.8%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,406,398
1,500	Minneapolis and St. Paul Metropolitan Airports Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32(3)	1,549,875

		$2,956,273

Insured-General Obligations — 6.1%
$1,200	Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,300,452
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	877,638
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	409,212
705	Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	729,816
1,000	Rosemount Independent School District No. 196, (AGM), 5.00%, 2/1/23	1,062,860
1,000	Spring Lake Park Independent School District No. 16, (AGM), 5.00%, 2/1/22	1,085,800
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,074,210

		$6,539,988

Insured-Hospital — 4.9%
$750	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$759,585
1,950	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,939,041

2

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	$2,037,320
450	Plymouth, (Westhealth), (AGM), 6.25%, 6/1/16	451,490

		$5,187,436

Insured-Other Revenue — 0.8%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (AGM), 5.35%, 8/1/29	$811,144

		$811,144

Insured-Special Tax Revenue — 2.9%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,035,040
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,016,430

		$3,051,470

Insured-Transportation — 2.8%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,005,300
2,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	2,022,300

		$3,027,600

Lease Revenue/Certificates of Participation — 0.9%
$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$588,532
350	Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	375,050

		$963,582

Miscellaneous — 1.9%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,037,860

		$2,037,860

Senior Living/Life Care — 0.7%
$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(4)	$758,735

		$758,735

Special Tax Revenue — 4.9%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$275,905
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	303,298
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,057,240
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,048,080
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	544,980

		$5,229,503

Water Revenue — 2.2%
$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,315,340

		$2,315,340

Total Tax-Exempt Investments — 97.3% (identified cost $98,986,664)		$103,533,873

Other Assets, Less Liabilities — 2.7%		$2,890,841

Net Assets — 100.0%		$106,424,714

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 13.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	70 U.S. 30-Year Treasury Bond	Short	$(8,167,880)	$(8,334,375)	$(166,495)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$750,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(36,809)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $203,304.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,848,089

Gross unrealized appreciation	$5,412,546
Gross unrealized depreciation	(726,762)

Net unrealized appreciation	$4,685,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$103,533,873	$—	$103,533,873

Total Investments	$—	$103,533,873	$—	$103,533,873

Liability Description

Futures Contracts	$(166,495)	$—	$—	$(166,495)
Interest Rate Swaps	—	(36,809)	—	(36,809)

Total	$(166,495)	$(36,809)	$—	$(203,304)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance New Jersey Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.8%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$745,672
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	719,160
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	644,087
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,115,321
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,336,268
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,611,215
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	861,802
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,945,646
8,580	Rutgers State University, 5.00%, 5/1/39(1)	9,077,011

		$33,056,182

Electric Utilities — 1.0%
$2,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,505,075

		$2,505,075

General Obligations — 1.0%
$2,365	Morris County, 4.00%, 4/15/22(2)	$2,478,993

		$2,478,993

Health Care-Miscellaneous — 0.3%
$970	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$869,809

		$869,809

Hospital — 13.3%
$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,516,060
345	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	332,301
2,220	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,208,389
7,175	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	7,217,548
6,725	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,736,567
1,135	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,103,481
1,110	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,100,587
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,163,598
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,740,503
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,161,370

		$34,280,404

Housing — 3.5%
$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$5,130,966
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,979,780
1,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	999,960

		$9,110,706

Industrial Development Revenue — 8.3%
$2,460	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,517,244
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	6,115,763
540	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	509,890

1

Principal
Amount
(000’s omitted)	Security	Value
$1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	$1,976,963
4,370	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,475,973
6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,902,092

		$21,497,925

Insured-Education — 4.6%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$10,051,146
2,210	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	1,782,365

		$11,833,511

Insured-Gas Utilities — 4.0%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$10,276,300

		$10,276,300

Insured-General Obligations — 6.3%
$3,050	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/35	$735,203
3,100	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/36	703,235
5,150	Irvington Township, (AGM), 0.00%, 7/15/22	3,081,605
5,350	Irvington Township, (AGM), 0.00%, 7/15/23	3,026,067
10,875	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,783,846

		$16,329,956

Insured-Hospital — 3.6%
$4,100	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,499,647
10,520	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,144,428
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Care System), (NPFG), 0.00%, 7/1/23	1,369,206
2,170	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,307,947

		$9,321,228

Insured-Industrial Development Revenue — 0.2%
$655	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$644,533

		$644,533

Insured-Lease Revenue/Certificates of Participation — 1.3%
$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,191,540
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,081,380

		$3,272,920

Insured-Other Revenue — 1.1%
$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,966,331

		$2,966,331

Insured-Special Tax Revenue — 6.1%
$7,870	Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$4,199,511
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,130,500
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,480,805
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,413,251
4,145	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	261,467
2,255	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	292,180
4,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	540,959
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	405,936

		$15,724,609

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Student Loan — 2.3%
$5,585	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$5,971,594

		$5,971,594

Insured-Transportation — 2.4%
$16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$5,148,714
850	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	928,192

		$6,076,906

Insured-Water and Sewer — 6.0%
$285	Middlesex County Utilities Authority, (NPFG), 6.25%, 8/15/10	$288,941
8,920	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	8,660,250
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	6,439,198

		$15,388,389

Lease Revenue/Certificates of Participation — 6.8%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$859,522
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	960,895
5,000	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,770,350
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,035,400
3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,164,400
6,750	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	6,836,737

		$17,627,304

Other Revenue — 5.2%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$602,400
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	674,378
1,680	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	1,766,430
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,885,838
20	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	21,029
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	839,168
2,440	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,695,873

		$13,485,116

Senior Living/Life Care — 2.8%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,280,736
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,097,449
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,302,963
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,578,766

		$7,259,914

Special Tax Revenue — 2.7%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$272,724
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	448,870
4,665	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,706,332
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,411,498

		$6,839,424

Student Loan — 3.8%
$820	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$862,525
9,000	New Jersey Higher Education Assistance Authority, (AMT), Variable Rate, 1.337%, 6/1/36	9,000,000

		$9,862,525

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 11.6%
$2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$2,750,850
7,000	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,347,340
16,400	Port Authority of New York and New Jersey, 6.125%, 6/1/94	19,749,864

		$29,848,054

Water and Sewer — 2.9%
$2,615	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$2,592,197
4,870	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	4,870,098

		$7,462,295

Total Tax-Exempt Investments — 113.9% (identified cost $290,533,971)		$293,990,003

Other Assets, Less Liabilities — (13.9)%		$(35,941,357)

Net Assets — 100.0%		$258,048,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 12.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security is in default and making only partial interest payments.

4

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	200 U.S. 30-Year Treasury Bond	Short	$(23,484,261)	$(23,812,500)	$(328,239)
6/10	100 U.S. 10-Year Treasury Note	Short	(11,577,772)	(11,790,625)	(212,853)

					$(541,092)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$6,612,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(324,533)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $865,625.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,988,566

Gross unrealized appreciation	$12,670,209
Gross unrealized depreciation	(9,413,772)

Net unrealized appreciation	$3,256,437

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$293,990,003	$—	$293,990,003

Total Investments	$—	$293,990,003	$—	$293,990,003

Liability Description

Futures Contracts	$(541,092)	$—	$—	$(541,092)
Interest Rate Swaps	—	(324,533)	—	(324,533)

Total	$(541,092)	$(324,533)	$—	$(865,625)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Pennsylvania Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.2%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.8%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,747,950

		$5,747,950

Cogeneration — 0.9%
$530	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$529,995
3,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,924,640
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	558,600

		$3,013,235

Education — 7.3%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,163,305
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,032,440
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,537,155
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	2,042,080
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,139,530
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,159,200
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	944,850
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,833,782
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,397,178
2,000	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,078,880

		$23,328,400

Electric Utilities — 0.7%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,296,643

		$2,296,643

Escrowed/Prerefunded — 0.6%
$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$728,845
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,353,796

		$2,082,641

General Obligations — 1.5%
$1,000	Chester County, 5.00%, 7/15/27(1)	$1,113,410
410	Chester County, 5.00%, 7/15/28(1)	453,780
2,000	Montgomery County, 4.375%, 12/1/31(1)	2,043,600
1,000	Radnor Township, 5.125%, 7/15/34	1,037,110

		$4,647,900

Hospital — 15.9%
$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,072,060
4,220	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,471,174
2,780	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,450,153
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,044,260
1,135	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,100,394
4,855	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,863,351
3,250	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,300,603
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,903,620
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	954,900

Principal
Amount
(000’s omitted)	Security	Value
$9,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	$10,050,345
3,150	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	3,207,204
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,302,622
6,735	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,400,270
1,500	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29(3)	1,484,115
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,945,697

		$50,550,768

Housing — 6.2%
$1,865	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,848,383
6,460	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	6,035,255
3,165	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	3,173,799
5,960	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	5,862,613
2,745	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,755,294

		$19,675,344

Industrial Development Revenue — 1.8%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$500,160
1,200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,234,152
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,499,790
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,084,710
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500,390

		$5,819,202

Insured-Education — 7.4%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,142,920
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,293,948
2,500	Pennsylvania Higher Educational Facilities Authority, (NPFG), 5.00%, 6/15/23	2,678,125
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,543,800
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	2,776,704
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	5,064,225
1,400	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	1,385,076
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,661,270
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	968,406

		$23,514,474

Insured-Electric Utilities — 1.2%
$2,055	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,047,808
1,830	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,879,044

		$3,926,852

Insured-Escrowed/Prerefunded — 5.8%
$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,821,200
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,820,385
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,731,634
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,272,948
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,229,600
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,877,634
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,957,739
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,723,786

		$18,434,926

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 14.8%
$2,150	Beaver County, (AGM), 5.55%, 11/15/31	$2,314,045
1,885	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	2,016,517
940	Bethlehem Area School District, (AGM), 5.25%, 1/15/26	999,455
3,000	Centennial School District, (AGM), 5.25%, 12/15/37	3,148,260
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,426,081
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,351,194
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,277,240
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,207,670
2,180	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,231,700
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	2,075,080
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	3,143,709
1,000	Hopewell School District, (AGM), 0.00%, 9/1/22	600,080
2,000	Hopewell School District, (AGM), 0.00%, 9/1/26	962,120
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	610,357
2,325	Lancaster County, (AGM), 5.00%, 3/1/31	2,443,226
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,331,159
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	530,156
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	998,384
5,000	Norwin School District, (AGM), 3.25%, 4/1/33	3,931,450
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,722,900
1,290	Philadelphia School District, (FGIC), (NPFG), 4.375%, 6/1/34	1,235,265
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	654,980
8,500	Scranton School District, (AGM), 5.00%, 7/15/38	8,717,940
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,016,060
1,200	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,260,612

		$47,205,640

Insured-Hospital — 5.3%
$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,113,812
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,318,500
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,129,570
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	6,954,844
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,364,169

		$16,880,895

Insured-Industrial Development Revenue — 1.1%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,579,360

		$3,579,360

Insured-Lease Revenue/Certificates of Participation — 3.7%
$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,044,500
9,500	State Public School Building Authority, (AGM), 5.50%, 6/1/28(2)	10,654,288

		$11,698,788

Insured-Special Tax Revenue — 1.3%
$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,287,180
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	693,880
2,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	263,675
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	488,315
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	365,683

		$4,098,733

Insured-Transportation — 12.7%
$8,850	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	$9,951,383
6,000	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	5,864,700
7,220	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35(4)	6,776,403

Principal
Amount
(000’s omitted)	Security	Value
$11,000	Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36(2)	$11,580,580
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,323,610

		$40,496,676

Insured-Utilities — 3.1%
$10,330	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$9,898,516

		$9,898,516

Insured-Water and Sewer — 7.0%
$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$5,173,483
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	466,638
3,955	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,876,652
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,459,189
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	3,961,196
2,200	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,023,846
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,387,644

		$22,348,648

Nursing Home — 1.7%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,754,140
2,705	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,707,678
1,130	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	948,386

		$5,410,204

Senior Living/Life Care — 1.6%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$1,310,450
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,856,598
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	587,208
1,300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,228,084

		$4,982,340

Special Tax Revenue — 1.6%
$4,080	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$4,116,149
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	882,867

		$4,999,016

Transportation — 1.7%
$750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$759,682
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,609,935

		$5,369,617

Water and Sewer — 0.5%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,727,810

		$1,727,810

Total Tax-Exempt Investments — 107.2% (identified cost $334,630,638)		$341,734,578

Other Assets, Less Liabilities — (7.2)%		$(22,993,852)

Net Assets — 100.0%		$318,740,726

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 59.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 20.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Defaulted bond.

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	650 U.S. 30-Year Treasury Bond	Short	$(75,666,858)	$(77,390,625)	$(1,723,767)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$3,650,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(179,137)
Merrill Lynch Capital Services, Inc.	4,500,000	4.665	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	(275,854)

					$(454,991)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,178,758.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$302,293,432

Gross unrealized appreciation	$17,866,364
Gross unrealized depreciation	(7,490,218)

Net unrealized appreciation	$10,376,146

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$341,734,578	$—	$341,734,578

Total Investments	$—	$341,734,578	$—	$341,734,578

Liability Description
Futures Contracts	$(1,723,767)	$—	$—	$(1,723,767)
Interest Rate Swaps	—	(454,991)	—	(454,991)

Total	$(1,723,767)	$(454,991)	$—	$(2,178,758)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	June 28, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 28, 2010